Fair Value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Severity of the losses on securities	95.00%
Trust preferred securities maturity period	5 years
Fair value on a non-recurring basis [Abstract]
Carrying amount of impaired loans receivable	$ 25,500	$ 36,400
Valuation allowance	500	1,300
Financial Assets [Abstract]
Investment securities available for sale, at fair value	37,991	44,854
Investment securities held to maturity, fair value	2,468	2,441
Changes in Level 3 assets measured at fair value on a recurring basis [Roll Forward]
Beginning balance	437	462
Settlements	(437)	(25)
Ending balance	$ 0	437
Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trust preferred securities expected to prepay	1.00%
Trust preferred securities expected to default	0.57%
Fair value on a non-recurring basis [Abstract]
Underlying collateral less cost to sell percentage	5.00%
Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trust preferred securities expected to prepay	2.00%
Trust preferred securities expected to default	0.66%
Fair value on a non-recurring basis [Abstract]
Underlying collateral less cost to sell percentage	10.00%
Level 1 | Carrying Value
Financial Assets [Abstract]
Cash and cash equivalents	$ 42,113	70,720
Level 1 | Fair Value
Financial Assets [Abstract]
Cash and cash equivalents	42,113	70,720
Level 2 | Carrying Value
Financial Assets [Abstract]
Investment securities available for sale, at fair value	37,991	44,854
Investment securities held to maturity, fair value	2,268	2,224
Restricted stock	6,172	4,658
Loans held for sale	1,541	0
Loans, net	995,184	836,373
Accrued interest receivable	4,025	3,117
Financial Liabilities [Abstract]
Demand and savings deposits	498,522	446,026
Time deposits	367,861	342,668
Borrowings	128,053	93,053
Accrued interest payable	719	655
Level 2 | Fair Value
Financial Assets [Abstract]
Investment securities available for sale, at fair value	37,991	44,854
Investment securities held to maturity, fair value	2,468	2,411
Restricted stock	6,172	4,658
Loans held for sale	1,541	0
Loans, net	1,001,655	844,290
Accrued interest receivable	4,025	3,117
Financial Liabilities [Abstract]
Demand and savings deposits	498,522	446,027
Time deposits	368,863	344,300
Borrowings	127,552	90,362
Accrued interest payable	719	655
Recurring
Financial Assets [Abstract]
Investment securities available for sale, at fair value	37,991	44,854
Recurring | Level 1
Financial Assets [Abstract]
Investment securities available for sale, at fair value	0	0
Recurring | Level 2
Financial Assets [Abstract]
Investment securities available for sale, at fair value	37,991	44,417
Recurring | Level 3
Financial Assets [Abstract]
Investment securities available for sale, at fair value	0	437
Nonrecurring
Fair value on a non-recurring basis [Abstract]
Collateral dependent impaired loans	9,093	16,070
OREO	7,248	10,528
Nonrecurring | Level 1
Fair value on a non-recurring basis [Abstract]
Collateral dependent impaired loans	0	0
OREO	0	0
Nonrecurring | Level 2
Fair value on a non-recurring basis [Abstract]
Collateral dependent impaired loans	0	0
OREO	0	0
Nonrecurring | Level 3
Fair value on a non-recurring basis [Abstract]
Collateral dependent impaired loans	9,093	16,070
OREO	$ 7,248	$ 10,528